INCOME TAX - Effect of the current and deferred taxes in each component of other comprehensive income in equity (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Line Items]
Foreign currency translation differences from hedged foreign operations	$ 883,022	$ 95,329	$ 1,124,732
Hedging derivative instrument	(1,034,816)	(50,318)	(547,310)
Hedging non-derivative instrument	(366,195)	(47,942)	(576,881)
Cash flow hedges	832	13,469	(19,789)
Foreign currency translation differences from unhedged foreign operations	(548,706)	128,135	(299,804)
Investments in associates and joint ventures	13,059	(9,061)	22,400
Debt financial instruments	172,906	426,300	(107,084)
Effect of transfer investment properties for own use	9,014	5,288
Unrealized gains (losses) on equity securities at FVOCI	193,880	237,781	(134,084)
Actuarial (losses) gains from defined benefit pension plans	(9,488)	(61,222)	18,013
Amount before tax	(686,492)	737,759	(519,807)
Current tax (expense) income	42,284	247,153	372,715
Deferred tax expense (income) credited (charged) to OCI	414,897	(283,182)	(62,659)
Total other comprehensive income	(229,311)	701,730	(209,751)
Items that will be reclassified to profit or loss [Member]
Disclosure of income tax [Line Items]
Amount before tax	(879,898)	555,912	(403,736)
Current tax (expense) income	42,284	247,153	372,715
Deferred tax expense (income) credited (charged) to OCI	409,721	(287,191)	(49,577)
Total other comprehensive income	(427,893)	515,874	(80,598)
Hedging Of Net Investments In Foreign Subsidiaries Operations [Member]
Disclosure of income tax [Line Items]
Foreign currency translation differences from hedged foreign operations	883,022	95,329	1,124,732
Deferred tax expense (income) credited (charged) to OCI	(563)	145
Total other comprehensive income	882,459	95,474	1,124,732
Hedging Derivatives In Foreign Currency [Member]
Disclosure of income tax [Line Items]
Hedging derivative instrument	(1,034,816)	(50,318)	(547,310)
Current tax (expense) income			372,715
Deferred tax expense (income) credited (charged) to OCI, hedging derivatives in foreign currency	310,445	18,221	(227,807)
Total other comprehensive income	(724,371)	(32,097)	(402,402)
Hedging Financial Liabilities In Foreign Currency [Member]
Disclosure of income tax [Line Items]
Hedging non-derivative instrument	(366,195)	(47,942)	(576,881)
Current tax (expense) income		247,153
Deferred tax expense (income) credited (charged) to OCI	110,668	(229,627)	176,378
Total other comprehensive income	(255,527)	(30,416)	(400,503)
Cash Flow Hedgings [Member]
Disclosure of income tax [Line Items]
Cash flow hedges	832	13,469	(19,789)
Deferred tax expense (income) credited (charged) to OCI, cash flow hedging	641	(4,988)	6,697
Total other comprehensive income	1,473	8,481	(13,092)
Foreign Currency Translation Of Net Investments In Foreign Operations [Member]
Disclosure of income tax [Line Items]
Foreign currency translation differences from unhedged foreign operations	(548,706)	128,135	(299,804)
Current tax (expense) income	42,284
Deferred tax expense (income) credited (charged) to OCI, foreign currency translation differences for foreign operations	11,484	(1,235)	(16,006)
Total other comprehensive income	(494,938)	126,900	(315,810)
Investment In Associates And Joint Ventures [Member]
Disclosure of income tax [Line Items]
Investments in associates and joint ventures	13,059	(9,061)	22,400
Deferred tax expense (income) credited (charged) to OCI, investments in associates and joint ventures	(869)		(393)
Total other comprehensive income	12,190	(9,061)	22,007
Debt Financial Instruments [Member]
Disclosure of income tax [Line Items]
Debt financial instruments	172,906	426,300	(107,084)
Deferred tax expense (income) credited (charged) to OCI	(22,085)	(69,707)	11,554
Total other comprehensive income	150,821	356,593	(95,530)
Items that will not be reclassified to profit or loss [Member]
Disclosure of income tax [Line Items]
Amount before tax	193,406	181,847	(116,071)
Deferred tax expense (income) credited (charged) to OCI	5,176	4,009	(13,082)
Total other comprehensive income	198,582	185,856	(129,153)
Effect Of Moving Investment Properties For Own Use [Member]
Disclosure of income tax [Line Items]
Effect of transfer investment properties for own use		5,288
Amount before tax	9,014
Deferred tax expense (income) credited (charged) to OCI	(765)	(333)
Total other comprehensive income	8,249	4,955
Equity Financial Instruments [Member]
Disclosure of income tax [Line Items]
Unrealized gains (losses) on equity securities at FVOCI		237,781	(134,084)
Amount before tax	193,880
Deferred tax expense (income) credited (charged) to OCI, unrealized gains (losses) on equity securities at FVOCI	4,425	(11,288)	(5,891)
Total other comprehensive income	198,305	226,493	(139,975)
Actuarial Gains Losses From Defined Benefit Pension Plans [Member]
Disclosure of income tax [Line Items]
Actuarial (losses) gains from defined benefit pension plans		(61,222)	18,013
Amount before tax	(9,488)
Deferred tax expense (income) credited (charged) to OCI, actuarial (losses) gains from defined benefit pension plans	1,516	15,630	(7,191)
Total other comprehensive income	$ (7,972)	$ (45,592)	$ 10,822